Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	421,507,511.70	22,102
Yield Supplement Overcollateralization Amount 08/31/21	13,885,266.16	0
Receivables Balance 08/31/21	435,392,777.86	22,102
Principal Payments	19,508,895.23	513
Defaulted Receivables	424,537.26	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	12,983,265.62	0
Pool Balance at 09/30/21	402,476,079.75	21,569

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.51%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,621,172.24	150
Past Due 61-90 days	1,085,436.18	45
Past Due 91-120 days	34,511.02	7
Past Due 121+ days	0.00	0
Total	4,741,119.44	202

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	377,049.52
Aggregate Net Losses/(Gains) - September 2021	47,487.74
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.13%
Prior Net Losses Ratio	0.32%
Second Prior Net Losses Ratio	0.30%
Third Prior Net Losses Ratio	0.08%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.52%

Overcollateralization Target Amount	4,628,474.92
Actual Overcollateralization	4,628,474.92
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	6.11%
Weighted Average Remaining Term	44.71

Flow of Funds	$ Amount
Collections	21,398,026.40
Investment Earnings on Cash Accounts	61.12
Servicing Fee	(362,827.31)
Transfer to Collection Account	-
Available Funds	21,035,260.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	347,808.77
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,624,095.57
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,628,474.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,827,583.62

Total Distributions of Available Funds	21,035,260.21

Servicing Fee	362,827.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	416,660,175.32
Principal Paid	18,812,570.49
Note Balance @ 10/15/21	397,847,604.83

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2a
Note Balance @ 09/15/21	16,380,299.70
Principal Paid	11,132,716.44
Note Balance @ 10/15/21	5,247,583.26
Note Factor @ 10/15/21	2.8960173%

Class A-2b
Note Balance @ 09/15/21	11,299,875.62
Principal Paid	7,679,854.05
Note Balance @ 10/15/21	3,620,021.57
Note Factor @ 10/15/21	2.8960173%

Class A-3
Note Balance @ 09/15/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	274,400,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-4
Note Balance @ 09/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	76,910,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	25,110,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	12,560,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	395,106.10
Total Principal Paid	18,812,570.49
Total Paid	19,207,676.59

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	13,923.25
Principal Paid	11,132,716.44
Total Paid to A-2a Holders	11,146,639.69

Class A-2b
One-Month Libor	0.08375%
Coupon	0.37375%
Interest Paid	3,519.44
Principal Paid	7,679,854.05
Total Paid to A-2b Holders	7,683,373.49

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4733057
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.5359622
Total Distribution Amount	23.0092679

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0768391
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.4388325
Total A-2a Distribution Amount	61.5156716

A-2b Interest Distribution Amount	0.0281555
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.4388324
Total A-2b Distribution Amount	61.4669879

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	86.33
Noteholders' Third Priority Principal Distributable Amount	667.64
Noteholders' Principal Distributable Amount	246.03

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,092,197.46
Investment Earnings	44.88
Investment Earnings Paid	(44.88)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,683,316.60	$1,836,203.44	$1,904,536.34
Number of Extensions	71	70	72
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.40%	0.40%